Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Categories of Financial Instruments

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Financial assets

FVTPL
Designated as at FVTPL	$100,496	$-	$-
Held for trading	5,122,571	-	-
Mandatorily at FVTPL	-	7,898,458	258,035
Available-for-sale financial assets	1,212,165	-	-
Loans and receivables (Note 1)	103,973,567	-	-
Measured at amortized cost (Note 1)	-	139,866,736	4,569,314
FVTOCI
Equity instruments	-	580,399	18,961
Debt instruments	-	1,016,924	33,222

Financial liabilities

FVTPL
Held for trading	677,430	36,655	1,197
Financial liabilities for hedging	-	3,899,634	127,397
Measured at amortized cost (Note 2)	139,561,999	286,035,732	9,344,520

Note 1:     The balances included financial assets measured at amortized cost which comprise cash and cash equivalents, trade and other receivables and other financial assets.

Note 2:     The balances included financial liabilities measured at amortized cost which comprise short-term borrowings, trade and other payables, bonds payable and long-term borrowings.

Summary of Maturity Analysis for Non-derivative Financial Liabilities
	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

December 31, 2017

Non-derivative financial liabilities
Non-interest bearing	$30,695,797	$18,387,296	$4,549,468	$2,807	$176,199
Floating interest rate liabilities	6,641,541	4,153,830	5,101,178	27,196,245	900,310
Fixed interest rate liabilities	8,522,765	7,526,270	1,526,449	11,902,335	6,462,396

	$45,860,103	$30,067,396	$11,177,095	$39,101,387	$7,538,905

December 31, 2018

Non-derivative financial liabilities
Non-interest bearing	$33,156,044	$34,493,000	$6,899,093	$57,375	$196,523
Floating interest rate liabilities	15,762,004	7,127,606	25,510,718	131,014,040	-
Fixed interest rate liabilities	7,677,097	4,811,536	242,461	13,621,814	4,367,546

	$56,595,145	$46,432,142	$32,652,272	$144,693,229	$4,564,069

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)
December 31, 2018

Non-derivative financial liabilities
Non-interest bearing	$1,083,177	$1,126,854	$225,387	$1,874	$6,420
Floating interest rate liabilities	514,930	232,852	833,411	4,280,106	-
Fixed interest rate liabilities	250,804	157,188	7,921	445,012	142,684

	$1,848,911	$1,516,894	$1,066,719	$4,726,992	$149,104

Summary of Maturity Analysis for Derivative Financial Instruments
On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

December 31, 2017

Net settled
Forward exchange contracts	$(8,820)	$-	$-

Gross settled
Forward exchange contracts
Inflows	$3,711,302	$2,169,093	$390,379
Outflows	(3,679,154)	(2,138,635)	(386,880)
	32,148	30,458	3,499

Swap contracts
Inflows	12,116,531	14,434,880	36,676,224
Outflows	(12,189,576)	(14,629,738)	(36,452,398)
	(73,045)	(194,858)	223,826

	$(40,897)	$(164,400)	$227,325

December 31, 2018

Net settled
Forward exchange contracts	$2,040	$1,620	$-

Gross settled
Forward exchange contracts
Inflows	$2,580,194	$466,489	$-
Outflows	(2,556,607)	(460,725)	-
	23,587	5,764	-

Swap contracts
Inflows
Outflows	14,136,620	9,214,500	38,160,316
	(13,946,583)	(8,650,320)	(36,596,419)
	190,037	564,180	1,563,897

	$213,624	$569,944	$1,563,897

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

December 31, 2018
Net settled
Forward exchange contracts	$67	$53	$-

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Gross settled
Forward exchange contracts
Inflows	$84,293	$15,240	$-
Outflows	(83,522)	(15,052)	-
	771	188	-

Swap contracts
Inflows	461,830	301,029	1,246,662
Outflows	(455,622)	(282,598)	(1,195,571)
	6,208	18,431	51,091

	$6,979	$18,619	$51,091

Interest rate risk [member]
Statement [LineItems]
Summary of Interest Rate Risk

The carrying amounts of the Group’s financial assets and financial liabilities with exposure to interest rates at each balance sheet date were as follows:

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)
Fair value interest rate risk
Financial liabilities	$17,552,955	$17,485,561	$571,237

Cash flow interest rate risk
Financial assets	39,880,736	32,942,747	1,076,209
Financial liabilities	42,270,321	172,737,393	5,643,169

Level 3 of fair value hierarchy [member]
Statement [LineItems]
Summary of Financial Assets Measured at Level 3 Fair Value
2)	Reconciliation of Level 3 fair value measurements of financial assets

For the years ended December 31, 2016 and 2017

	For the Year Ended December 31
	2016	2017
	NT$	NT$

Balance at January 1	$741,089	$904,790
Purchases	495,928	2,649
Total gain or loss
In profit or loss	(100,734)	28
In other comprehensive income	(202,565)	17,284
Disposals	(28,928)	(16,202)

Balance at December 31	$904,790	$908,549

For the year ended December 31, 2018

	FVTPL		FVTOCI
Financial Assets	Equity Instruments		Equity Instruments		Debt Instruments		Total
	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

Balance at January 1 (Note 3)	$-	$-	$908,549	$29,681	$1,080,000	$35,283	$1,988,549	$64,964
Recognized in profit or loss	(2,313)	(76)	-	-	-	-	(2,313)	(76)
Recognized in other comprehensive income (included in unrealized losses on financial assets at FVTOCI)	-	-	(224,172)	(7,323)	(63,076)	(2,061)	(287,248)	(9,384)
Purchases	477,436	15,597	105,000	3,430	-	-	582,436	19,027
Disposals	-	-	(208,978)	(6,827)	-	-	(208,978)	(6,827)

Balance at December 31	$475,123	$15,521	$580,399	$18,961	$1,016,924	$33,222	$2,072,446	$67,704

Fair value of financial instruments not measured at fair value but for which fair value is disclosed [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments

The carrying amounts and fair value of bonds payable as of December 31, 2017 and 2018, respectively, were as follows:

	Carrying Amount		Fair Value
	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2017	$23,142,780		$23,247,085
December 31, 2018	16,985,936	$554,915	17,126,752	$559,515

Measured at fair value on a recurring basis [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
1)	Fair value hierarchy

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

December 31, 2017

Financial assets at FVTPL
Financial assets designated as at FVTPL
Private-placement convertible bonds	$-	$100,496	$-	$100,496
Derivative financial assets
Forward exchange contracts	-	61,325	-	61,325
Swap contracts	-	60,538	-	60,538
Non-derivative financial assets held for trading
Quoted ordinary shares	4,410,732	-	-	4,410,732
Open-end mutual funds	589,976	-	-	589,976

	$5,000,708	$222,359	$-	$5,223,067

Available-for-sale financial assets
Unquoted ordinary shares	$-	$-	$662,477	$662,477
Limited Partnership	-	-	246,072	246,072
Quoted ordinary shares	279,791	-	-	279,791
Open-end mutual funds	23,825	-	-	23,825

	$303,616	$-	$908,549	$1,212,165

	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$-	$652,107	$-	$652,107
Forward exchange contracts	-	25,323	-	25,323

	$-	$677,430	$-	$677,430

	Level 1		Level 2		Level 3		Total
	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2018

Financial assets at FVTPL
Derivative financial assets
Swap contracts	$-	$-	$1,557,714	$50,889	$-	$-	$1,557,714	$50,889
Forward exchange contracts	-	-	32,070	1,048	-	-	32,070	1,048
Non-derivative financial assets
Quoted ordinary shares	5,151,255	168,287	-	-	-	-	5,151,255	168,287
Open-end mutual funds	581,800	19,007	-	-	-	-	581,800	19,007
Unquoted preferred shares	-	-	-	-	275,000	8,984	275,000	8,984
Private-placement funds	-	-	-	-	200,123	6,537	200,123	6,537
Hybrid financial assets
Private-placement convertible bonds	-	-	100,496	3,283	-	-	100,496	3,283

	$5,733,055	$187,294	$1,690,280	$55,220	$475,123	$15,521	$7,898,458	$258,035

Financial assets at FVTOCI
Investments in equity instruments
Unquoted shares	$-	$-	$-	$-	$540,730	$17,665	$540,730	$17,665
Limited partnership	-	-	-	-	39,669	1,296	39,669	1,296
Investments in debt instruments
Unsecured subordinate corporate bonds	-	-	-	-	1,016,924	33,222	1,016,924	33,222

	$-	$-	$-	$-	$1,597,323	$52,183	$1,597,323	$52,183

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$-	$-	$29,058	$949	$-	$-	$29,058	$949
Forward exchange contracts	-	-	7,597	248	-	-	7,597	248

	$-	$-	$36,655	$1,197	$-	$-	$36,655	$1,197